Taxation	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Disclosure of income tax [text block]	9. TAXATION

			Group
	2021	2020(1)	2019(1)
	£m	£m	£m
Current tax:
UK corporation tax on profit for the year	401	107	254
Adjustments in respect of prior years	(24)	(24)	(25)
Total current tax	377	83	229
Deferred tax:
Charge for the year	100	34	46
Adjustments in respect of prior years	15	4	(7)
Total deferred tax	115	38	39
Tax on profit from continuing operations	492	121	268
(1)Adjusted to reflect the presentation of discontinued operations as set out in Note 43.

The standard rate of UK corporation tax was 27% for banking entities and 19% for non-banking entities (2020: 27% for banking entities and 19% for non-banking entities; 2019: 27% for banking entities and 19% for non-banking entities) following the introduction of an 8% surcharge to be applied to banking companies from 1 January 2016. Taxation for other jurisdictions is calculated at the rates prevailing in the relevant jurisdictions.
The Santander UK group’s effective tax rate for 2021 was 26.7% (2020: 21.6%, 2019: 27.6%). The tax on profit before tax differs from the theoretical amount that would arise using the basic corporation tax rate as follows:

			Group
	31 December 2021	2020(1)	2019(1)
	£m	£m	£m
Profit from continuing operations before tax	1,845	560	971
Tax calculated at a tax rate of 19% (2020: 19%, 2019: 19%)	351	106	184
Bank surcharge on profits	104	27	62
Non-deductible preference dividends paid	9	8	8
Non-deductible UK Bank Levy	14	19	24
Non-deductible conduct remediation, fines and penalties	6	(4)	44
Other non-deductible costs and non-taxable income	37	25	31
Effect of change in tax rate on deferred tax provision	9	6	(14)
Tax relief on dividends in respect of other equity instruments	(40)	(40)	(39)
Adjustment to prior year provisions	2	(26)	(32)
Tax on profit from continuing operations	492	121	268
(1)Adjusted to reflect the presentation of discontinued operations as set out in Note 43.

The UK government announced in its budget on 3 March 2021 that it would increase the main rate of corporation tax by 6% to 25% with effect from 1 April 2023. This change was substantively enacted on 24 May 2021 and, as a result, the effect has been reflected in the closing deferred tax position included in these financial statements. The comparative 2020 results reflected an increase in tax rates by 2% following an announcement in the 2020 budget to reverse a previously planned rate reduction from April 2020.
A reduction in the Bank Surcharge rate from 8% to 3% was announced in October 2021 to be effective from 1 April 2023. This change in rate was substantively enacted on 2 February 2022 and as a result, the effects of this change have not been reflected in the closing balance sheet position for deferred tax. The effect of the change, had it been substantively enacted by the balance sheet date, would be expected to reduce the tax expense for the period by £23m and reduce the deferred tax liability by £90m.
Current tax assets and liabilities
Movements in current tax assets and liabilities during the year were as follows:

		Group
	2021	2020
	£m	£m
Assets	264	200
Liabilities	—	—
At 1 January	264	200
Income statement charge (including discontinued operations)	(389)	(96)
Other comprehensive income credit	33	1
Corporate income tax paid	427	159
Other movements	12	—
	347	264
Assets	347	264
Liabilities	—	—
At 31 December	347	264

The amount of corporation income tax paid differs from the tax charge for the period as a result of the timing of payments due to the tax authorities, the effects of movements in deferred tax, adjustments to prior period current tax provisions and current tax recognised directly in other comprehensive income.
Santander UK proactively engages with HM Revenue & Customs to resolve tax matters relating to prior years. The accounting policy for recognising provisions for such matters are described in Note 1. It is not expected that there will be any material movement in such provisions within the next 12 months.
Deferred tax
The table below shows the deferred tax assets and liabilities including the movement in the deferred tax account during the year. Deferred tax balances are presented in the balance sheet after offsetting assets and liabilities where the Santander UK group has the legal right to offset and intends to settle on a net basis.

								Group
	Fair value of financial instruments	Pension remeasurement	Cash flow hedges	Fair value reserve	Tax losses carried forward	Accelerated tax depreciation	Other temporary differences	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2021	(65)	(26)	(99)	(11)	15	38	37	(111)
Income statement (charge)/credit	(58)	(67)	—	—	(7)	40	(23)	(115)
Transfers/reclassifications	—	4	(16)	1	—	(10)	(19)	(40)
Credited/(charged) to other comprehensive income	—	(419)	108	(2)	—	—	—	(313)
At 31 December 2021	(123)	(508)	(7)	(12)	8	68	(5)	(579)

At 1 January 2020	(52)	(96)	(58)	(8)	13	17	35	(149)
Income statement (charge)/credit	(13)	(63)	—	—	2	21	15	(38)
Transfers/reclassifications	—	—	12	(1)	—	—	(13)	(2)
Credited/(charged) to other comprehensive income	—	133	(53)	(2)	—	—	—	78
At 31 December 2020	(65)	(26)	(99)	(11)	15	38	37	(111)
The deferred tax assets and liabilities above have been recognised in the Santander UK group on the basis that sufficient future taxable profits are forecast within the foreseeable future, in excess of the profits arising from the reversal of existing taxable temporary differences, to allow for the utilisation of the assets as they reverse. Based on the conditions at the balance sheet date, management determined that a reasonably possible change in any of the key assumptions underlying the estimated future taxable profits in the Santander UK group’s three-year plan (described in Note 20) would not cause a reduction in the deferred tax assets recognised. At 31 December 2021, the Santander UK group had a recognised deferred tax asset in respect of UK capital losses carried forward of £5m (2020: £12m) included within tax losses carried forward. There are £nil unrecognised deferred tax assets on capital losses carried forward (2020: £nil).